Schedule of property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 2,911
Additions	223
Depreciation	(365)	$ (162)
Transfer
Balance at June 30, 2025	2,769
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	39,552
Balance at June 30, 2025	39,775
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(36,641)
Balance at June 30, 2025	(37,006)
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,363
Additions
Depreciation	(80)
Transfer	48
Balance at June 30, 2025	1,331
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	11,684
Balance at June 30, 2025	11,732
Air craft and engines [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(10,321)
Balance at June 30, 2025	(10,401)
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,285
Additions	119
Depreciation	(260)
Transfer	120
Balance at June 30, 2025	1,264
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	26,166
Balance at June 30, 2025	26,405
Radar and mapping equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(24,881)
Balance at June 30, 2025	(25,141)
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	28
Additions
Depreciation	(5)
Transfer
Balance at June 30, 2025	23
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	377
Balance at June 30, 2025	377
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(349)
Balance at June 30, 2025	(354)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	57
Additions	11
Depreciation	(20)
Transfer	4
Balance at June 30, 2025	52
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,147
Balance at June 30, 2025	1,162
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(1,090)
Balance at June 30, 2025	(1,110)
Under construction [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	178
Additions	93
Depreciation
Transfer	(172)
Balance at June 30, 2025	99
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	178
Balance at June 30, 2025	99
Under construction [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024
Balance at June 30, 2025